UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06603
Performance Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road	Columbus, Ohio	43219

	(Address of principal executive offices)	(Zip code)

BISYS Fund Services	3435 Stelzer Road	Columbus, Ohio	43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-737-3676
Date of fiscal year end: 05/31/06
Date of reporting period: 02/28/06
Item 1. Schedule of Investments.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
February 28, 2006
(Unaudited)

	Shares	Value
U.S. Government Agency Obligations (94.5%)
Federal Farm Credit Bank (2.4%)
3.40%, 8/27/08	2,500,000	$2,412,500

Federal Home Loan Bank (31.9%)
3.50%, 5/15/07	3,000,000	2,949,621
3.75%, 5/15/07	3,000,000	2,957,940
4.88%, 5/15/07	2,000,000	1,998,178
3.88%, 6/8/07	3,000,000	2,962,500
3.75%, 8/15/07	3,000,000	2,950,704
3.80%, 8/24/07	3,000,000	2,951,457
4.13%, 9/6/07	2,000,000	1,977,500
4.13%, 10/19/07	2,000,000	1,975,184
4.13%, 10/26/07	2,500,000	2,468,750
4.63%, 1/18/08	2,000,000	1,989,890
4.00%, 3/10/08	2,000,000	1,965,610
4.13%, 4/18/08	2,500,000	2,462,500
4.75%, 12/12/08	3,000,000	2,986,032

		32,595,866

Federal Home Loan Mortgage Corporation (18.2%)
4.25%, 2/28/07	2,000,000	1,986,348
4.50%, 4/18/07	2,000,000	1,987,452
3.75%, 8/3/07	1,465,000	1,441,194
4.00%, 8/10/07	2,000,000	1,974,310
4.35%, 8/15/07	2,500,000	2,478,700
4.00%, 8/17/07	2,500,000	2,468,750
4.50%, 8/22/07	2,350,000	2,332,048
3.88%, 6/15/08	3,000,000	2,932,500
4.00%, 1/14/09	1,000,000	973,526

		18,574,828

Federal National Mortgage Association (24.3%)
3.13%, 4/5/07	2,000,000	1,961,472
3.88%, 5/15/07	3,000,000	2,962,758
3.41%, 8/30/07	1,000,000	978,460
4.25%, 9/28/07	2,000,000	1,977,632
3.88%, 2/1/08	2,000,000	1,962,756
4.40%, 2/4/08	2,000,000	1,981,070
3.00%, 7/16/08	3,000,000	2,872,500
4.00%, 1/26/09	4,500,000	4,387,036
3.60%, 3/3/09	2,830,000	2,727,413
4.20%, 6/8/09	3,000,000	2,930,820

		24,741,917

U.S. Government Agency Mortgages (17.7%)
Federal Home Loan Mortgage	282,453	281,230
Corporation, 3.50%, 3/25/09, Series 2003-92 PA
Federal Home Loan Mortgage	2,146,502	2,142,359
Corporation, 5.00%, 9/15/22, Series 2702 WA

	Shares	Value
Federal Home Loan Mortgage	1,853,476	1,845,377
Corporation, 4.50%, 12/15/17, Series 2690 TB
Federal Home Loan Mortgage	1,016,619	1,011,741
Corporation, 4.50%, 3/25/21, Series 2003-26 AB
Federal Home Loan Mortgage	5,000,000	4,967,800
Corporation, 4.00%, 5/15/22, Series 2693 JC
Federal Home Loan Mortgage	2,146,502	2,142,359
Corporation, 3.50%, 9/15/12, Series 2715 QB
Government National Mortgage	3,028,591	2,935,902
Association, 3.25%, 6/16/27, Series 2004-26 HD
Government National Mortgage	2,289,989	2,195,435

Association, 3.47%, 4/20/34, Series 2004-22 BK		18,089,756

Total U.S. Government Agency Obligations		96,414,867

Corporate Bonds (2.0%)
Financial Services (2.0%)
General Electric Capital Corporation,	1,000,000	1,042,191
8.75%, 5/21/07
International Lease Finance Corporation,	1,000,000	979,607

3.75%, 8/1/07
Total Corporate Bonds		2,021,798

Investment Companies (2.9%)
Performance Money Market Fund,	2,918,801	2,918,801

Institutional Class (b)

Total Investment Companies		2,918,801

Total Investments (Cost $102,995,748) (99.4%) (a)		$101,355,466

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(1,640,282)

Net unrealized depreciation	$(1,640,282)

(b)	Affiliated security
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Government Income Fund
Schedule of Portfolio Investments
February 28, 2006
(Unaudited)

	Shares	Value
U.S. Government Agency Obligations (73.1%)
Federal Agricultural Mortgage Corporation (1.7%)
5.93%, 6/4/08	1,000,000	$1,021,480

Federal Farm Credit Bank (3.4%)
5.88%, 7/28/08	2,000,000	2,045,000

Federal Home Loan Bank (1.7%)
6.38%, 8/15/06	1,000,000	1,006,600

Federal Home Loan Mortgage Corporation (18.5%)
6.63%, 9/15/09	2,000,000	2,107,600
4.50%, 11/15/13, Series 2770 UH	3,000,000	2,963,850
4.50%, 2/15/15, Series 2658 PD	2,000,000	1,957,660
4.50%, 7/15/15, Series 2633 PC	3,000,000	2,938,350
5.00%, 5/15/34, Series 2922 QE	1,000,000	966,110

		10,933,570

Federal National Mortgage Association (26.4%)
4.32%**, 3/7/06	5,500,000	5,495,947
4.50%, 5/25/15, Series 2003-54 TC	3,000,000	2,937,024
4.00%, 11/25/18, Series 2003-112 AN	1,000,000	901,596
7.00%, 4/1/20, Pool #253299	218,723	226,820
7.50%, 9/1/29, Pool #252717	97,795	102,536
4.00%, 12/25/29, Series 2003-27 EC	1,070,701	1,026,153
5.00%, 8/25/30, Series 2003-54 PE	3,000,000	2,945,884
5.50%, 12/25/34, Series 2004-96 QD	2,000,000	2,005,726

		15,641,686

Government National Mortgage Association (11.4%)
9.00%, 3/15/20, Pool #271741	4,332	4,713
4.00%, 4/16/28, Series 2003-34 PH	971,734	957,955
7.00%, 10/15/29, Pool #510559	231,618	242,064
7.50%, 10/15/29, Pool #510534	141,324	148,587
8.00%, 2/15/30, Pool #529127	397,026	425,282
5.50%, 4/20/30, Series 2003-86 QD	3,000,000	2,993,460
5.50%, 3/20/34, Series 2004-27 QD	2,000,000	1,999,980

		6,772,041

Tennessee Valley Authority (10.0%)
7.14%, 5/23/12	2,000,000	2,220,000
6.00%, 3/15/13	3,500,000	3,700,865

		5,920,865

Total U.S. Government Agency Obligations		43,341,242

Corporate Bonds (24.4%)
Aerospace/Defense (0.9%)
Rockwell International Corporation,	500,000	506,875

6.15%, 1/15/08

Automotive (1.7%)
General Motors Corporation, 7.10%, 3/15/06	1,000,000	995,000

	Shares	Value
Beverages (1.8%)
Coca-Cola Enterprises, 7.13%,	1,000,000	1,062,500

9/30/09
Chemicals (0.4%)
Air Products & Chemicals, Inc., 6.24%,	250,000	258,438

1/13/10
Consumer Non-Durable (0.5%)
Kimberly-Clark Corporation, 6.88%,	250,000	278,750

2/15/14
Electric & Electronic Equipment (1.8%)
Emerson Electric, 7.13%, 8/15/10	1,000,000	1,080,000

Financial Services (8.2%)
Bankers Trust Corporation, 7.50%,	500,000	578,125
11/15/15
Chase Manhattan Corporation, 6.50%,	250,000	257,813
1/15/09
CNA Financial Corporation, 6.60%,	500,000	515,391
12/15/08
First Bank, 6.88%, 4/1/06	250,000	250,313
Ford Motor Credit Corporation, 7.75%,	1,000,000	981,692
2/15/07
General Electric Capital Corporation,	650,000	723,124
6.90%, 9/15/15
Household Finance Corporation,	500,000	506,952
6.88%, 3/1/07
ITT Hartford Corporation, 7.30%,	500,000	551,250
11/1/15
John Deere Capital Corporation, 6.00%,	500,000	510,675

2/15/09
		4,875,335

Food Products & Services (3.5%)
Campbell Soup Company, 6.75%,	1,000,000	1,060,000
2/15/11
Heinz (H.J.) Company, 6.00%,	1,000,000	1,009,662

3/15/08
		2,069,662

Railroads (1.8%)
Union Tank Car Company, 6.79%,	1,000,000	1,060,000

5/1/10
Retail (0.8%)
Sears Roebuck Acceptance Corporation,	500,000	498,750

6.70%, 11/15/06
Telecommunications (2.1%)
AT&T Corporation, 6.00%, 3/15/09	500,000	508,251
Motorola, Inc., 6.50%, 3/1/08	250,000	255,313
SBC Communications Capital	250,000	255,625
Corporation, 7.20%, 10/15/26
SBC Communications, Inc., 7.13%,	240,000	245,700

8/1/07

	Shares	Value
		1,264,889

Utilities (0.9%)
Northern States Power Company,	250,000	294,375
7.13%, 7/1/25
Scottish Power PLC, 6.63%, 6/1/07	250,000	253,750

		548,125

Total Corporate Bonds		14,498,324

Investment Companies (1.4%)
Performance Money Market Fund,	858,784	858,784

Institutional Class (b)
Total Investment Companies		858,784

Total Investments (Cost $57,885,158) (98.9%) (a)		$58,698,350

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,378,179
Unrealized depreciation	(564,987)

Net unrealized appreciation	$813,192

(b)	Affiliated security.

**	Discount Note. Rate disclosed represents the effective yield at February 28, 2006.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
February 28, 2006
(Unaudited)

	Shares	Value
Common Stocks (94.2%)
Aerospace/Defense (4.0%)
Boeing Company	12,000	$872,280
Northrop Grumman Corporation	9,500	608,950
Rockwell International Corporation	17,000	1,158,890
United Technologies Corporation	14,000	819,000

		3,459,120

Analytical instruments (0.9%)
Applera Corporation—Applied	27,000	763,290

Biosystems Group
Beverages (0.9%)
Brown-Forman Corporation	11,000	773,960

Chemicals (1.3%)
Praxair, Inc.	20,000	1,079,600

Commercial Services (3.4%)
Convergys Corporation (b)	44,000	764,280
Equifax, Inc.	18,000	659,520
Monster Worldwide, Inc. (b)	18,000	881,280
Robert Half International, Inc.	18,000	646,560

		2,951,640

Computer Software (5.5%)
Citrix Systems, Inc. (b)	20,000	647,200
Hewlett-Packard Company	29,000	951,490
Intuit, Inc. (b)	13,000	631,540
Microsoft Corporation	55,000	1,479,500
NVIDIA Corporation (b)	21,000	989,730

		4,699,460

Computers (0.5%)
Dell, Inc. (b)	15,000	435,000

Construction (4.4%)
Allegheny Technologies, Inc.	22,000	1,111,220
Caterpillar, Inc.	15,000	1,096,200
Nucor Corporation	18,000	1,548,900

		3,756,320

Consumer Goods & Services (1.3%)
Procter & Gamble Company	19,207	1,151,076

Diversified (5.4%)
Edison International	28,000	1,242,080
Emerson Electric Company	9,000	736,290
General Electric Company	63,000	2,070,810
Thermo Electron Corporation (b)	18,000	623,160

		4,672,340

Electronics (0.9%)
Jabil Circuit, Inc. (b)	20,000	757,000

	Shares	Value
Energy (7.1%)
ChevronTexaco Corporation	11,000	621,280
ConocoPhillips	10,000	609,600
Devon Energy Corporation	20,000	1,172,600
Exelon Corporation	11,000	628,210
Exxon Mobil Corporation	38,000	2,256,060
Sempra Energy	17,000	813,280

		6,101,030

Financial Services (17.7%)
American Express Company	11,000	592,680
Ameriprise Financial, Inc.	2,200	100,056
Bear Stearns Companies, Inc.	8,000	1,075,520
CIT Group, Inc.	11,500	618,355
Citigroup, Inc.	25,000	1,159,250
E*TRADE Financial Corporation (b)	41,000	1,048,780
Franklin Resources, Inc.	10,000	1,026,800
Goldman Sachs Group, Inc.	5,000	706,450
Lehman Brothers Holdings, Inc.	8,000	1,167,600
Mellon Financial Corporation	21,000	757,890
Merrill Lynch & Co., Inc.	11,000	849,310
Moody’s Corporation	20,000	1,340,000
Northern Trust Corporation	13,000	685,360
PNC Bank Corporation	11,000	773,850
Prudential Financial, Inc.	14,500	1,117,080
State Street Corporation	12,000	749,760
T Rowe Price Group, Inc.	12,000	921,360
Wells Fargo & Company	10,000	642,000

		15,332,101

Health Care (11.7%)
Aetna, Inc.	34,000	1,734,000
Allergan, Inc.	6,500	703,690
Caremark Rx, Inc. (b)	19,000	945,250
Coventry Health Care, Inc. (b)	13,500	804,870
Express Scripts, Inc. (b)	16,000	1,396,320
Humana, Inc. (b)	21,000	1,085,070
Johnson & Johnson	12,000	691,800
King Pharmaceuticals, Inc. (b)	32,000	520,000
UnitedHealth Group, Inc.	22,000	1,281,060
Wellpoint, Inc. (b)	12,000	921,480

		10,083,540

Insurance (6.3%)
ACE Limited	13,000	724,490
AFLAC, Inc.	14,000	647,500
Aon Corporation	19,000	752,590
Chubb Corporation	9,000	861,750
CIGNA Corporation	7,000	859,250
Hartford Financial Services Group, Inc.	9,000	741,420
MetLife, Inc.	17,500	877,100

		5,464,100

Machinery (0.8%)
Cummins, Inc.	6,000	649,680

Oil/Gas (12.0%)
Baker Hughes, Inc.	9,000	611,730
BJ Services Company	21,000	657,510

	Shares	Value
Burlington Resources, Inc.	20,500	1,848,690
EOG Resources, Inc.	26,000	1,752,400
Kinder Morgan, Inc.	10,000	927,800
Marathon Oil Corporation	15,000	1,059,000
Nabors Industries, Ltd. (b)	11,000	725,450
Occidental Petroleum Corporation	15,000	1,373,100
Schlumberger, Ltd.	5,000	575,000
Transocean, Inc. (b)	12,000	890,160

		10,420,840

Railroads (3.3%)
Burlington Northern Santa Fe	17,000	1,336,880
Corporation
CSX Corporation	16,000	886,080
Union Pacific Corporation	7,000	619,850

		2,842,810

Real Estate Investment Trusts (0.7%)
Public Storage, Inc.	8,000	624,160

Restaurants (1.0%)
Darden Restaurants, Inc.	20,000	838,800

Retail (1.9%)
Nordstrom, Inc.	26,000	988,000
Wal-Mart Stores, Inc.	15,000	680,400

		1,668,400

Telecommunications (1.9%)
Corning, Inc. (b)	44,000	1,074,040
QUALCOMM, Inc.	12,000	566,520

		1,640,560

Utilities (0.6%)
Southern Company	15,000	510,450

Wholesale Distribution (0.7%)
W.W. Grainger, Inc.	8,000	592,320

Total Common Stocks		81,267,597

Depositary Receipts (1.5%)
SPDR Trust Series 1 (b)	10,000	1,283,000

Total Depositary Receipts		1,283,000

Investment Companies (3.1%)
Performance Money Market Fund,	2,634,130	2,634,130

Institutional Class (c)
Total Investment Companies		2,634,130

Total Investments (Cost $59,683,595) (98.8%) (a)		$85,184,727

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$25,778,764
Unrealized depreciation	(277,632)

Net unrealized appreciation	$25,501,132

(b)	Non-income producing security.

(c)	Affiliated security.
SPDR — Standard & Poor’s Depository Receipt
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
February 28, 2006
(Unaudited)

	Shares	Value
U.S. Government Agency Obligations (53.6%)
Federal Home Loan Bank (25.7%)
4.40%**, 3/8/06	10,000,000	$9,991,454
4.41%**, 3/17/06	20,000,000	19,960,844
4.40%**, 3/22/06	30,000,000	29,923,001
4.44%**, 4/5/06	20,000,000	19,913,667
4.52%**, 4/28/06	25,000,000	24,817,944
3.00%, 5/15/06	5,000,000	4,993,811
3.10%, 12/20/06	9,000,000	8,898,289
4.63%, 1/17/07	5,000,000	4,999,248
4.80%, 2/26/07	10,000,000	9,991,603

		133,489,861

Federal Home Loan Mortgage Corporation (18.4%)
4.39%**, 3/7/06	35,000,000	34,974,391
4.39%**, 3/13/06	25,000,000	24,963,416
4.40%**, 3/20/06	10,000,000	9,976,778
4.41%**, 3/28/06	15,000,000	14,950,388
5.50%, 7/15/06	5,900,000	5,921,209
4.13%, 9/27/06	5,000,000	5,000,000

		95,786,182

Federal National Mortgage Association (5.7%)
4.30%**, 3/29/06	25,000,000	24,916,292
4.05%, 8/14/06	5,000,000	5,000,000

		29,916,292

Tennessee Valley Authority (3.8%)
4.40%**, 3/30/06	20,000,000	19,929,111

Total U.S. Government Agency Obligations		279,121,446

Commercial Paper** (29.3%)
Beverages (5.7%)
Anheuser Busch Companies, 4.33%, 3/28/06	10,000,000	9,967,525
Coca-Cola Company, 4.53%, 4/18/06	20,000,000	19,879,200

		29,846,725

Energy (8.5%)
Chevron Funding Corporation, 4.44%, 3/2/06	24,000,000	23,997,040
Dupont EI DE Nemours Company, 4.47%, 3/31/06	20,000,000	19,925,500

		43,922,540

Financial Services (7.6%)
General Electric Capital Corporation,	10,000,000	9,981,250
4.50%, 3/16/06
General Electric Capital Corporation,	12,500,000	12,464,142
4.49%, 3/24/06
National Rural Utilities, 4.50%,	19,340,000	19,291,650
3/21/06

	Shares	Value
Wells Fargo & Company, 4.47%,	17,000,000	16,953,562

3/23/06
		58,690,604

Newspapers (3.8%)
Gannett Company, 4.48%, 3/3/06	20,000,000	19,995,022

Total Commercial Paper		152,454,891

Corporate Bonds (12.5%)
Financial Services (12.5%)
Bear Stearns Company, Inc., 3.00%,	5,000,000	4,997,415
3/30/06
Bear Stearns Company, Inc., 4.76%*,	5,000,000	5,008,447
1/16/07
First Union Corporation, 7.50%,	5,000,000	5,062,541
7/15/06
Goldman Sachs Group, Inc., 4.70%*,	6,000,000	6,000,579
3/21/06
Goldman Sachs Group, Inc., 4.81%*,	5,000,000	5,007,138
10/27/06
MBNA America Bank NA, 6.50%, 6/20/06	7,339,000	7,379,578
Merrill Lynch & Company, 6.13%,	6,860,000	6,892,106
5/16/06
Merrill Lynch & Company, 5.17%*,	5,000,000	5,004,724
5/22/06
Merrill Lynch & Company, 4.70%*,	5,000,000	5,006,791
9/18/06
Morgan Stanley Dean Witter, 6.10%,	5,000,000	5,014,016
4/15/06
Morgan Stanley Dean Witter, 4.81%*,	5,000,000	5,001,012
5/5/06
Wells Fargo Company, 6.88%,	5,000,000	5,011,632

4/1/06
Total Corporate Bonds		65,385,979

Municipal Bonds (1.3%)
Mississippi (1.3%)
Mississippi Business Finance	6,580,000	6,580,000

Corporation, 4.60%*, 4/1/21
Total Municipal Bonds		6,580,000

Certificates of Deposit (3.8%)
Financial Services (3.8%)
First Tennessee Bank, 4.52%, 3/1/06	10,000,000	10,000,000
First Tennessee Bank, 4.52%, 3/15/06	10,000,000	10,000,000

Total Certificates of Deposit		20,000,000

	Shares	Value
Repurchase Agreements (3.1%)
$16,325,951 Bank of America Securities, 4.54%, 3/1/06, with a maturity value of $16,328,010 (fully collateralized by Federal Home Loan Bank notes with a maturity date of 12/22/06 and a value of $16,654,317)		16,325,951

Total Repurchase Agreements		16,325,951

Total Investments (Cost $539,868,267) (a)		$539,868,267

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes is the same.

*	Variable rate note. Rate disclosed represents the rate in effect at February 28, 2006.

**	Discount note. Rate disclosed represents the effective yield at February 28, 2006.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
February 28, 2006
(Unaudited)

	Shares	Value
Common Stocks (91.1%)
Automotive (1.4%)
Advance Auto Parts (b)	17,000	$702,950
O’Reilly Automotive, Inc. (b)	25,000	818,000

		1,520,950

Business Equipment & Services (2.2%)
DST Systems, Inc. (b)	14,000	787,220
Fair Issac & Company, Inc.	18,000	767,160
Omnicare, Inc.	14,000	851,900

		2,406,280

Capital Goods (7.4%)
Fastenal Company	26,000	1,141,660
Granite Construction, Inc.	10,000	463,500
Harman International Industries, Inc.	4,000	441,400
Martin Marietta Materials	14,000	1,365,000
Precision Castparts Corporation	40,000	2,121,600
The Scotts Miracle-Gro Company	13,000	622,570
Weatherford International, Inc. (b)	44,000	1,897,280

		8,053,010

Chemicals (0.5%)
Airgas, Inc.	16,000	582,240

Computer Software (2.5%)
Advent Software, Inc. (b)	11,000	305,800
SanDisk Corporation (b)	26,000	1,568,840
Sybase, Inc. (b)	16,000	341,280
Transaction Systems Architects, Inc. (b)	14,000	467,040

		2,682,960

Construction (0.5%)
Beazer Homes USA, Inc.	8,000	507,600

Consumer Goods & Services (6.7%)
CheckFree Corporation (b)	16,000	791,360
Coach, Inc. (b)	32,000	1,143,040
Dun & Bradstreet Corporation (b)	14,000	1,018,360
Gtech Holdings Corporation	24,000	801,120
ITT Educational Services, Inc. (b)	8,000	496,000
Jacobs Engineering Group, Inc. (b)	8,000	685,920
Manpower, Inc.	12,000	643,680
Republic Services, Inc.	27,000	1,049,490
Washington Post Company	750	564,188

		7,193,158

Diversified (3.2%)
Carlisle Companies, Inc.	6,000	471,600
Crane Company	14,000	538,860
Harsco Corporation	13,000	1,037,140
Thomas & Betts Corporation (b)	15,000	738,000

	Shares	Value
Trinity Industries, Inc.	12,000	636,000

		3,421,600

Electronics 3.5%)
Amphenol Corporation, Class A	17,000	853,910
MEMC Electronic Materials, Inc. (b)	46,000	1,540,540
Microchip Technology, Inc.	21,000	739,200
Plexus Corporation (b)	18,000	604,080

		3,737,730

Energy (17.2%)
Arch Coal, Inc.	8,000	584,880
ENSCO International, Inc.	23,000	1,027,870
Grant Prideco, Inc. (b)	15,000	607,050
Murphy Oil Corporation	28,000	1,312,360
Newfield Exploration Company (b)	22,000	850,300
Noble Energy, Inc.	30,000	1,261,200
Patterson-UTI Energy, Inc.	43,000	1,184,650
Peabody Energy Corporation	46,000	2,220,420
Plains Exploration & Product Company (b)	28,000	1,141,000
Pride International, Inc. (b)	18,000	557,460
Questar Corporation	25,000	1,831,250
Smith International, Inc.	39,000	1,510,470
Valero Energy Corporation	44,000	2,366,760
XTO Energy, Inc.	52,000	2,178,280

		18,633,950

Financial Services (6.9%)
Commerce Bancorp, Inc.	15,000	497,550
Eaton Vance Corporation	22,000	619,960
Fidelity National Financial, Inc.	19,000	717,440
First American Financial Corporation	19,000	801,040
Jefferies Group, Inc.	14,000	798,560
Legg Mason, Inc.	19,000	2,481,210
Leucadia National Corporation	20,000	1,085,000
Mercantile Bankshares Corporation	12,000	458,400

		7,459,160

Food (1.4%)
Dean Foods Company (b)	27,000	1,011,690
Hormel Foods Corporation	13,000	447,590

		1,459,280

Health Care (8.5%)
Barr Pharmaceuticals, Inc. (b)	17,000	1,142,060
Beckman Coulter, Inc.	9,000	485,550
Community Health Systems, Inc. (b)	16,000	606,720
Covance, Inc. (b)	14,000	790,300
Coventry Health Care, Inc. (b)	26,797	1,597,637
Health Net, Inc. (b)	19,000	911,050
Intuitive Surgical, Inc. (b)	8,000	721,600
Lincare Holdings, Inc. (b)	14,000	572,600
Sepracor, Inc. (b)	10,000	573,100
UnitedHealth Group, Inc.	17,600	1,024,848
Varian Medical Systems, Inc. (b)	14,000	810,320

		9,235,785

Insurance (7.0%)
American Financial Group, Inc.	17,000	703,800
Everest Re Group Limited	5,000	495,200

	Shares	Value
HCC Insurance Holdings, Inc.	21,000	675,990
Ohio Casualty Corporation	29,000	887,690
Old Republic International Corporation	18,000	383,220

Protective Life Corporation	12,000	585,000
Radian Group, Inc.	9,000	510,750
StanCorp Financial Group, Inc.	14,000	757,400
W.R. Berkley Corporation	44,000	2,547,160

		7,546,210

Machinery (0.5%)
Joy Global, Inc.	10,000	515,600

Office Equipment & Services (0.6%)
HNI Corporation	12,000	699,480

Oil/Gas (1.3%)
Cooper Cameron Corporation (b)	16,000	648,000
Southwestern Energy Company (b)	23,000	738,070

		1,386,070

Real Estate Investment Trusts (1.9%)
Developers Diversified Realty Corporation	24,000	1,204,560
The Macerich Company	11,000	792,550

		1,997,110

Retail (6.5%)
Abercrombie & Fitch Company	10,000	673,200
Barnes & Noble, Inc.	17,000	732,190
Chico’s FAS, Inc. (b)	52,000	2,446,600
Claire’s Stores, Inc.	17,000	544,680
MSC Industrial Direct Company, Inc. Class A	10,000	473,700
Payless ShoeSource, Inc. (b)	22,000	521,400
Whole Foods Market, Inc.	26,000	1,660,880

		7,052,650

Shelter (1.3%)
Rayonier, Inc.	17,000	732,700
Ryland Group, Inc.	10,000	697,500

		1,430,200

Technology (4.4%)
AMETEK, Inc.	16,000	685,440
Cadence Design Systems, Inc. (b)	49,000	869,750
Cognizant Technology Solutions Corporation, Class A (b)	34,000	1,958,740
Lam Research Corporation (b)	19,000	818,900
Western Digital Corporation (b)	18,000	400,500

		4,733,330

Telecommunications (0.9%)
Harris Corporation	21,000	959,280

Transportation (1.4%)
Expeditors International of Washington, Inc.	15,000	1,166,850
GATX Corporation	9,000	357,300

		1,524,150

Transportation & Shipping (1.5%)
C.H. Robinson Worldwide, Inc.	35,000	1,568,700

	Shares	Value
Utilities (1.9%)
Pioneer Natural Resources Company	21,000	883,890
Wisconsin Energy Corporation	28,000	1,144,360

		2,028,250

Total Common Stocks		98,334,733

U.S. Government Agencies (2.8%)
Federal Home Loan Mortgage Corporation (2.8%)
4.40%, 4/18/06*	3,000,000	2,982,000

Total U.S. Government Agencies		2,982,000

Depositary Receipts (2.5%)
S&P400 Mid-Cap Depositary Receipt	19,000	2,684,130

Total Depositary Receipts		2,684,130

Investment Companies (2.2%)
Performance Money Market Fund, Institutional Class (c)	2,386,256	2,386,256

Total Investment Companies		2,386,256

Total Investments (Cost $77,552,183) (98.6%) (a)		$106,387,119

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$29,440,109
Unrealized depreciation	(605,173)

Net unrealized appreciation	$28,834,936

(b)	Non-income producing security.

(c)	Affiliated security.

*	Discount Note. Rate disclosed represents the effective yield at February 28, 2006.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Leaders Equity
Schedule of Portfolio Investments
February 28, 2006
(Unaudited)

	Shares	Value
Common Stocks (96.6%)
Aerospace/Defense (1.8%)
Boeing Company	14,000	$1,017,660

Beverages (1.8%)
Brown-Forman Corporation	14,000	985,040

Capital Goods (3.6%)
Precision Castparts Corporation	19,000	1,007,760
The Scotts Miracle-Gro Company	21,000	1,005,690

		2,013,450

Chemicals (1.8%)
Airgas, Inc.	27,000	982,530

Commercial Services (3.9%)
Monster Worldwide, Inc. (b)	25,000	1,224,000
Phelps Dodge Corporation	7,000	966,000

		2,190,000

Computer Software (11.6%)
Apple Computer, Inc. (b)	13,000	891,020
Citrix Systems, Inc. (b)	32,000	1,035,520
Hewlett-Packard Company	34,000	1,115,540
Imation Corporation	22,000	964,700
NVIDIA Corporation (b)	27,000	1,272,510
Transaction Systems Architects, Inc. (b)	34,000	1,134,240

		6,413,530

Consumer Goods & Services (2.0%)
Corporate Executive Board Company (b)	11,000	1,100,000

Diversified (5.9%)
Emerson Electric Company	12,000	981,720
Harsco Corporation	14,000	1,116,920
Thomas & Betts Corporation (b)	24,000	1,180,800

		3,279,440

Energy (2.1%)
Peabody Energy Corporation	24,000	1,158,480

Financial Services (9.6%)
Franklin Resources, Inc.	10,000	1,026,800
Legg Mason, Inc.	8,000	1,044,720
Lehman Brothers Holdings, Inc.	8,000	1,167,600
Moody’s Corporation	16,000	1,072,000
Prudential Financial, Inc.	13,000	1,001,520

		5,312,640

Health Care (12.3%)
Caremark Rx, Inc. (b)	18,000	895,500
Coventry Health Care, Inc. (b)	17,000	1,013,540

	Shares	Value
Express Scripts, Inc. (b)	11,000	959,970
Gilead Sciences, Inc. (b)	19,000	1,183,130
Humana, Inc. (b)	20,000	1,033,400
King Pharmaceuticals, Inc. (b)	53,000	861,250
UnitedHealth Group, Inc.	15,000	873,450

		6,820,240

Insurance (9.4%)
American Financial Group, Inc.	25,000	1,035,000
CIGNA Corporation	9,000	1,104,750
MetLife, Inc.	20,000	1,002,400
Ohio Casualty Corporation	34,000	1,040,740
W.R. Berkley Corporation	18,000	1,042,020

		5,224,910

Machinery (3.9%)
Cummins, Inc.	11,000	1,191,080
Joy Global, Inc.	19,000	979,640

		2,170,720

Oil/Gas (5.8%)
Baker Hughes, Inc.	16,000	1,087,520
Marathon Oil Corporation	14,000	988,400
Schlumberger, Ltd.	10,000	1,150,000

		3,225,920

Railroads (2.0%)
Burlington Northern Santa Fe Corporation	14,000	1,100,960

Restaurants (1.9%)
Starbucks Corporation (b)	29,000	1,053,280

Retail (5.5%)
Chico’s FAS, Inc. (b)	23,000	1,082,150
Claire’s Stores, Inc.	31,000	993,240
Nordstrom, Inc.	25,000	950,000

		3,025,390

Semiconductors (1.8%)
Broadcom Corporation, Class A (b)	22,500	1,014,525

Technology (1.9%)
Cognizant Technology Solutions Corporation, Class A (b)	18,000	1,036,980

Telecommunications (5.9%)
Corning, Inc. (b)	50,000	1,220,500
Harris Corporation	21,000	959,280
Tellabs, Inc. (b)	76,000	1,116,440

		3,296,220

Transportation & Shipping (2.1%)
C.H. Robinson Worldwide, Inc.	26,000	1,165,320

Total Common Stocks		53,587,235

Investment Companies (1.5%)
Performance Money Market Fund,	852,958	852,958

Institutional Class (c)

Total Investment Companies		852,958

Total Investments (Cost $45,265,200)(98.1%) (a)		$54,440,193

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$9,530,838
Unrealized depreciation	(355,845)

Net unrealized appreciation	$9,174,993

(b)	Non-income producing security.

(c)	Affiliated security .
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
February 28, 2006
(Unaudited)

	Shares	Value
Common Stocks (91.4%)
Business Equipment & Services (1.6%)
Pitney Bowes, Inc.	11,900	$508,606

Capital Goods (0.9%)
Nam Tai Electronics, Inc.	12,700	279,146

Chemicals (3.2%)
Dow Chemical Company	12,000	516,360
Du Pont (E.I.) De Nemours	12,800	515,072

		1,031,432

Consumer Goods & Services (3.7%)
3M Company	6,900	507,771
Altria Group, Inc.	9,500	683,050

		1,190,821

Consumer Non-Durable (0.1%)
ConAgra, Inc.	900	18,927

Diversified (3.4%)
Alcoa, Inc.	19,300	565,876
General Electric Company	16,400	539,068

		1,104,944

Energy (18.5%)
BP Amoco PLC — ADR	9,300	617,706
Chesapeake Energy Corporation	16,400	486,916
ChevronTexaco Corporation	10,500	593,040
Diamond Offshore Drilling, Inc.	6,900	533,991
Eni SpA — ADR	4,000	229,080
Enterprise Products Partners, LP	22,800	553,584
GlobalSantaFe Corporation	10,000	553,400
Kerr-Mcgee Corporation	6,382	623,522
Kinder Morgan Energy Partners, LP	12,200	576,694
Penn Virginia Resource Partners, LP	10,100	582,568
Valero Energy Corporation	11,000	591,690

		5,942,191

Financial Services (18.1%)
Bank of America Corporation	12,400	568,540
Citigroup, Inc.	12,000	556,440
Comerica, Inc.	9,700	556,004
Firstmerit Corporation	21,500	531,910
J.P. Morgan Chase & Company	15,600	641,784
KeyCorp	17,200	641,044
People’s Bank	19,700	609,518
San Juan Basin Royalty Trust	13,000	517,010
U.S. Bancorp New	19,400	599,654
Washington Mutual, Inc.	14,000	597,800

		5,819,704

Health Care (6.7%)
Abbott Laboratories	12,700	561,086

	Shares	Value
Bristol-Myers Squibb Company	23,600	545,160
Johnson & Johnson	8,800	507,320
Pfizer, Inc.	21,100	552,609

		2,166,175

Insurance (1.6%)
Allstate Corporation	9,600	525,888

Oil/Gas (1.2%)
BJ Services Company	12,000	375,720

Paper Products (2.0%)
Temple-Inland, Inc.	15,200	648,584

Raw Materials (1.4%)
Lyondell Petrochemical	21,300	445,596

Real Estate Investment Trusts (12.2%)
AMB Property Corporation	12,700	681,355
Boston Properties, Inc.	8,800	745,096
Equity Office Properties Trust	19,000	597,550
Health Care Property Investors, Inc.	19,500	535,665
Plum Creek Timber Company, Inc.	15,400	572,110
Public Storage, Inc.	10,000	780,200

		3,911,976

Telecommunications (3.3%)
AT&T, Inc.	21,400	590,426
Verizon Communications	13,900	468,430

		1,058,856

Transportation (0.9%)
Frontline, Ltd.	7,600	292,752
Ship Finance International, Ltd.	440	8,056

		300,808

Utilities (12.6%)
Dominion Resources, Inc.	8,000	600,800
Duke Energy Corporation	21,800	619,120
Great Plains Energy, Inc.	18,800	533,920
Nisource, Inc.	25,300	519,409
Oklahoma Gas & Electric Company	21,500	618,125
Progress Energy, Inc.	13,100	581,378
Southern Company	17,200	585,316

		4,058,068

Total Common Stocks		29,387,442

Exchange Traded Funds (0.4%)
iShares Trust DJ Select Dividend	1,930	122,169

Total Exchange Traded Funds		122,169

Investment Companies (7.6%)
John Hancock Bank and Thrift Opportunity Fund	46,200	446,292
Performance Money Market Fund, Institutional Class (c)	1,401,919	1,401,919
Pimco Corporate Opportunity Fund	33,800	588,458

Total Investment Companies		2,436,669

Total Investments (Cost $30,699,509) (99.4%) (a)		$31,946,280

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,311,469
Unrealized depreciation	(1,064,698)

Net unrealized appreciation	$1,246,771

(c) Affiliated security.

ADR- American Depositary Receipt

LP- Limited Partnership
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
Performance Advisor Growth Portfolio
Schedule of Portfolio Investments
February 28, 2006
(Unaudited)

	Shares	Value
Investment Companies (98.0%)

Performance Intermediate Term Income Fund, Institutional Class (c)	136	$1,372

Performance Large Cap Equity Fund, Institutional Class (c)	163,146	2,349,307

Performance Leaders Equity Fund, Institutional Class (b) (c)	188,398	1,878,326

Performance Mid Cap Equity Fund, Institutional Class (c)	179,468	2,832,008

Performance Money Market Fund, Institutional Class (c)	90,381	90,380

Performance Short Term Government Income Fund, Institutional Class (c)	186,803	1,810,118

Performance Strategic Dividend Fund, Institutional Class (c)	44,631	473,086

Total Investment Companies		9,434,597

Total Investments (Cost $8,906,386) (98.0%) (a)		$9,434,597

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$696,681
Unrealized depreciation	(168,470)

Net unrealized appreciation	$528,211

(b)	Non-income producing security.

(c)	Affiliated security.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments
February 28, 2006
(Unaudited)

	Shares	Value
Investment Companies (99.1%)

Performance Intermediate Term Income Fund, Institutional Class (c)	63,298	$639,940

Performance Large Cap Equity Fund, Institutional Class (c)	129,874	1,870,191

Performance Leaders Equity Fund, Institutional Class (b) (c)	124,697	1,243,224

Performance Mid Cap Equity Fund, Institutional Class (c)	197,894	3,122,762

Performance Money Market Fund, Institutional Class (c)	118,314	118,314

Performance Short Term Government Income Fund, Institutional Class (c)	373,289	3,617,171

Performance Strategic Dividend Fund, Institutional Class (c)	176,763	1,873,692

Total Investment Companies		12,485,294

Total Investments (Cost $12,143,695) (99.1%) (a)		$12,485,294

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$541,926
Unrealized depreciation	(200,327)

Net unrealized appreciation	$341,599

(b)	Non-income producing security

(c)	Affiliated security
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments
February 28, 2006
(Unaudited)

	Shares	Value
Investment Companies (99.0%)

Performance Intermediate Term Income Fund, Institutional Class (c)	119,295	$1,206,071

Performance Large Cap Equity Fund, Institutional Class (c)	55,170	794,453

Performance Mid Cap Equity Fund, Institutional Class (c)	50,328	794,180

Performance Money Market Fund, Institutional Class (c)	396,625	396,625

Performance Short Term Government Income Fund, Institutional Class (c)	331,561	3,212,829

Performance Strategic Dividend Fund, Institutional Class (c)	149,898	1,588,920

Total Investment Companies		7,993,078

Total Investments (Cost $8,052,199) (99.0%) (a)		$7,993,078

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$82,693
Unrealized depreciation	(141,814)

Net unrealized depreciation	$(59,121)

(b)	Non-income producing security.

(c)	Affiliated security.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
Notes to Schedules of Portfolio Investments
February 28, 2006
(Unaudited)
1.	Organization

Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eleven separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio (individually a “Fund”, collectively the “Funds”). The U.S. Treasury Money Market Fund has not yet commenced operations; accordingly, it is not covered by this report. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund and The Strategic Dividend Fund, which offer Institutional Class Shares and Class A Shares only, and the three Performance Advisor Funds, which offer Class C Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more

Performance Funds Trust
Notes to Schedules of Portfolio Investments (continued)
February 28, 2006
(Unaudited)
accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities traded on NASDAQ are valued at the “Official Closing Price” as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Investments in open-ended investment companies, including Fund of Funds, are valued at their respective net asset values as reported by such companies.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

Repurchase Agreements:

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisers, Inc. (“Trustmark”) deems to present minimal credit risk under guidelines adopted by the Board of Trustees, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Related Investment Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation of net asset value per share on the first business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on trade date.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Performance Funds Trust
By (Signature and Title)* /s/ Duane A. Dewey, President
Date May 1, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)* /s/ Duane A. Dewey, President
Date May 1, 2006
By (Signature and Title)* /s/ Christopher E. Sabato, Treasurer
Date May 1, 2006

*	Print the name and title of each signing officer under his or her signature.